Immediate Holding Company Balances - Schedule of Amounts Due to Immediate Holding Company (Details) - 3DOM Alliance Inc.					12 Months Ended
	Mar. 06, 2024 USD ($)	Mar. 06, 2024 SGD ($)	Jul. 15, 2022 USD ($)	Jul. 15, 2022 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Expenses paid on behalf of Company					$ 639,604		$ 1,308,112	$ 117,882
Ordinary shares issued for conversion of debt	$ (5,122,950)	$ (6,813,655)	$ (790,287)	$ (1,100,000)	(5,122,950)		$ (790,287)	$ (1,547,804)
Year ended balance					$ 885,751	$ 1,197,959